UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	St. Geme, LLC
Address:	One Sansome St., 31st Floor
		San Francisco, CA  94104

Form 13F File Number:	28-05281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Peter E. St. Geme
Title:	Manager
Phone:	415-288-2415

Signature, Place and Date of Signing:

	Peter St. Geme					San Francisco, CA		1-24-2001
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):
XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		10

Form 13F Information Table Value Total:		39,382 (x1000)


List of Other Included Managers:

None

<Page


NAME OF ISSUER		TITLE OF			CUSIP				VALUE		SHARES	INV.  OTHER	VOTING AUTH
				CLASS								X1000				DISC	MGR	SOLE SHR  NONE


ADOBE                       COM                 00724F101               931        16000 SHARE    SOLE           SOLE

CISCO SYSTEMS INC           COM                 17275R102            29,502       771300 SHARE    SOLE           SOLE

GENERAL ELECTRIC CO.        COM                 369604103               288         6000 SHARE    SOLE           SOLE

JDS UNIPHASE CORP           COM                 46612J101               238         5700 SHARE    SOLE           SOLE

JUNIPER NETWORKS            COM                 48203R104               215         1700 SHARE    SOLE           SOLE

MICROSOFT CORP              COM                  594918104              261         6000 SHARE    SOLE           SOLE

MICROSOFT CORP              COM                  594918104            1,074        24736 SHARE    SOLE           NONE

NETWORK APPLIANCE           COM                 64120L104               591         9200 SHARE    SOLE           SOLE

SDL INC                     COM                 784076101               252         1700 SHARE    SOLE           SOLE

YAHOO INC                   COM                  984332106            6,030       201000 SHARE    SOLE           SOLE







SM\3793\001\1131430.01